UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 09/30/2007

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    10/25/2007


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay Inc. and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   88

 Form 13F Information Table Value Total:   627029 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      4616    86100 SH       DEFINED  1            86100        0      0
 Alcoa Inc.                    COM               013817101      3662    93600 SH       DEFINED  1            93600        0      0
 American Express              COM               025816109      5248    88400 SH       DEFINED  1            88400        0      0
 American Intl Group           COM               026874107     18015   266300 SH       DEFINED  1           266300        0      0
 Apache Corp                   COM               037411105     20200   224300 SH       DEFINED  1           224300        0      0
 AXA ADR                       COM               054536107     10501   235400 SH       DEFINED  1           235400        0      0
 Becton Dickinson              COM               075887109     10806   131700 SH       DEFINED  1           131700        0      0
 Taiwan Semiconductor ADR      COM               874039100      8436   833638 SH       DEFINED  1           833638        0      0
 Fedex Corporation             COM               31428X106     14319   136700 SH       DEFINED  1           136700        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     17412   380000 SH       DEFINED  1           380000        0      0
 Cisco Systems Inc.            COM               17275R102     15091   455500 SH       DEFINED  1           455500        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       630    16360 SH       OTHER    1, 2          4070    12290      0
 Corning                       COM               219350105     11566   469200 SH       DEFINED  1           469200        0      0
 Target Corporation            COM               87612E106     18849   296500 SH       DEFINED  1           296500        0      0
 Bank of America Corp          COM               060505104      7163   142500 SH       DEFINED  1           142500        0      0
 Citigroup                     COM               172967101     15042   322300 SH       DEFINED  1           322300        0      0
 TIM Participacoes ADR         COM               88706P106       741    18280 SH       OTHER    1, 2          4680    13600      0
 General Electric              COM               369604103     15450   373200 SH       DEFINED  1           373200        0      0
 Infosys Technologies- SP ADR  COM               456788108     20477   423160 SH       OTHER    1, 2        421960     1200      0
 Research In Motion            COM               760975102     29381   298130 SH       DEFINED  1           298130        0      0
 Millicom Intl Cellular S.a.   COM               L6388F110     33252   396330 SH       OTHER    1, 2        386780     9550      0
 Hewlett-Packard               COM               428236103     13249   266100 SH       DEFINED  1           266100        0      0
 Intel Corporation             COM               458140100      8764   338900 SH       DEFINED  1           338900        0      0
 Johnson & Johnson             COM               478160104     10814   164600 SH       DEFINED  1           164600        0      0
 Hartford Financial Services   COM               416515104     12874   139100 SH       DEFINED  1           139100        0      0
 Kohls Corp                    COM               500255104      7367   128500 SH       DEFINED  1           128500        0      0
 Legg Mason Inc                COM               524901105      3557    42200 SH       DEFINED  1            42200        0      0
 Lowe's Companies              COM               548661107     12190   434900 SH       DEFINED  1           434900        0      0
 Petrochina Co Ltd ADR         COM               71646E100      4017    21700 SH       OTHER    1, 2             0    21700      0
 Merrill Lynch & Co.           COM               590188108      9423   132200 SH       DEFINED  1           132200        0      0
 Microsoft                     COM               594918104     17429   591600 SH       DEFINED  1           591600        0      0
 Marvell Technology Group      COM               G5876H105      5477   334600 SH       DEFINED  1           334600        0      0
 3M Co                         COM               88579Y101     14795   158100 SH       DEFINED  1           158100        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408     34936   462730 SH       OTHER    1, 2        439290    23440      0
 Nike                          COM               654106103     15023   256100 SH       DEFINED  1           256100        0      0
 Oracle Systems                COM               68389X105     11836   546700 SH       DEFINED  1           546700        0      0
 Pfizer                        COM               717081103     12276   502500 SH       DEFINED  1           502500        0      0
 America Movil- S.A. ADR       COM               02364W105       908    14195 SH       OTHER    1, 2          4075    10120      0
 Mitsubishi UFJ Finl Group AD  COM               606822104      9327  1027250 SH       DEFINED  1          1027250        0      0
 Travelers Cos Inc             COM               89417E109     11120   220900 SH       DEFINED  1           220900        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204       438    20594 SH       OTHER    1, 2             0    20594      0
 Chevron Corp                  COM               166764100     20176   215600 SH       DEFINED  1           215600        0      0
 Staples Inc                   COM               855030102      7511   349500 SH       DEFINED  1           349500        0      0
 Wimm-Bill-Dann Foods ADR      COM               97263M109     11358   103875 SH       OTHER    1, 2         99330     4545      0
 Banco Itau Holding Fin-ADR    COM               059602201     25419   502150 SH       OTHER    1, 2        480150    22000      0
 Cia Vale do Rio Doce-ADR      COM               204412209      2084    61412 SH       OTHER    1, 2         15332    46080      0
 AU Optronics Corp-ADR         COM               002255107      5543   327620 SH       OTHER    1, 2        304900    22720      0
 Texas Instruments             COM               882508104     13161   359700 SH       DEFINED  1           359700        0      0
 Marathon Oil Corp             COM               565849106      9511   166800 SH       DEFINED  1           166800        0      0
 Vimpel Communications ADR     COM               68370R109       635    23500 SH       OTHER    1, 2          5700    17800      0
 TD Ameritrade Holding Corp    COM               87236Y108      3609   198100 SH       DEFINED  1           198100        0      0
 Xerox                         COM               984121103      1908   110100 SH       DEFINED  1           110100        0      0
 News Corp Inc-Cl A            COM               65248E104      4778   217400 SH       DEFINED  1           217400        0      0
 Western Union Co              COM               959802109      8809   420100 SH       DEFINED  1           420100        0      0
 Tyco Electronics Ltd          COM               G9144P105      1018    28725 SH       DEFINED  1            28725        0      0
 Tyco International Ltd        COM               G9143X208      1274    28725 SH       DEFINED  1            28725        0      0
 The Bank of New York Mellon   COM               064058100     10409   235823 SH       DEFINED  1           235823        0      0